Schedule H, Line 4i- Schedule of Asset Held at End of Year (Details) - EBP 006	12 Months Ended
Dec. 31, 2025 USD ($) Rate
EBP, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number	82-0130980
EBP, Plan Number	006
EBP, Asset Held for Investment, Participant Loan, after Deemed Distribution	$ 7,118,726
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment	$ 1,009,549,049
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate | Rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate | Rate	9.50%
Investment, Identifier [Axis]: American Funds | American Funds Target 2010
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds Group [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Target Date Fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,341,326
Investment, Identifier [Axis]: American Funds | American Funds Target 2015
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds Group [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Target Date Fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,401,177
Investment, Identifier [Axis]: American Funds | American Funds Target 2020
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds Group [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Target Date Fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 12,425,043
Investment, Identifier [Axis]: American Funds | American Funds Target 2025
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds Group [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Target Date Fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 28,749,337
Investment, Identifier [Axis]: American Funds | American Funds Target 2030
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds Group [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Target Date Fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 40,027,460
Investment, Identifier [Axis]: American Funds | American Funds Target 2035
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds Group [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Target Date Fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 50,870,604
Investment, Identifier [Axis]: American Funds | American Funds Target 2040
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds Group [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Target Date Fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 57,133,113
Investment, Identifier [Axis]: American Funds | American Funds Target 2045
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds Group [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Target Date Fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 63,246,707
Investment, Identifier [Axis]: American Funds | American Funds Target 2050
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds Group [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Target Date Fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 47,582,283
Investment, Identifier [Axis]: American Funds | American Funds Target 2055
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds Group [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Target Date Fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 25,691,466
Investment, Identifier [Axis]: American Funds | American Funds Target 2060
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds Group [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Target Date Fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 14,027,541
Investment, Identifier [Axis]: American Funds | American Funds Target 2065
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds Group [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Target Date Fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 5,592,626
Investment, Identifier [Axis]: American Funds | American Funds Target 2070
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds Group [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Target Date Fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,241,485
Investment, Identifier [Axis]: Baird Funds | Baird Mid Cap Fund Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Baird Funds [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 3,816,858
Investment, Identifier [Axis]: Brokerage Account | Brokerage Securities
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	EBP, Self-Directed Brokerage Account
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Self-Directed Brokerage Account
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 30,023,681
Investment, Identifier [Axis]: Causeway Funds | Causeway International Value Fund Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Causeway Funds [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 9,244,170
Investment, Identifier [Axis]: Credit Suisse | Credit Suisse Commodity Return Strategy Fund Call I
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Credit Suisse Funds [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,348,196
Investment, Identifier [Axis]: Dimensional Fund Advisors | DFA International Small Company Portfolio
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Dimensional Fund Advisors [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 5,666,236
Investment, Identifier [Axis]: Dimensional Fund Advisors | DFA International Value
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Dimensional Fund Advisors [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 10,871,103
Investment, Identifier [Axis]: Dimensional Fund Advisors | DFA US Small Cap Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Dimensional Fund Advisors [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 16,047,267
Investment, Identifier [Axis]: Dodge & Cox Funds | Dodge & Cox Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Dodge & Cox Funds Group [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 29,844,250
Investment, Identifier [Axis]: Harbor Funds | Harbor Capital Appreciation Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Harbor Funds [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 72,726,169
Investment, Identifier [Axis]: IDACORP, Inc. | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	IDACORP, Inc. [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Employer, Common Stock
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 82,837,447
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Invesco Investments | Invesco Small Cap Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Invesco Investments [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 18,621,671
Investment, Identifier [Axis]: MFS | MFS International Growth
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	MFS [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 22,943,762
Investment, Identifier [Axis]: Participant Loans Member | Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	4.25%
Investment, Identifier [Axis]: Participant Loans Member | Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	9.50%
Investment, Identifier [Axis]: Payden Funds | Payden Low Duration Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Payden Funds [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 4,494,999
Investment, Identifier [Axis]: Putnam Investments | Putnam Global Income Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Putman Investment Group [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,062,578
Investment, Identifier [Axis]: Putnam Investments | Putnam High Yield Advantage
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Putman Investment Group [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 6,618,454
Investment, Identifier [Axis]: Putnam Investments | Putnam Large Cap Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Putman Investment Group [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 21,142,634
Investment, Identifier [Axis]: RBC | RBC Emerging Markets Equity
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	RBC Funds [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 3,875,586
Investment, Identifier [Axis]: T. Rowe Price | T. Rowe Price Equity Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 29,209,743
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: T. Rowe Price | US Treasury Money Market Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 51,624,078
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Vanguard | Vanguard Balanced Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Group [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 28,738,197
Investment, Identifier [Axis]: Vanguard | Vanguard Institutional Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Group [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 115,786,759
Investment, Identifier [Axis]: Vanguard | Vanguard Mid Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Group [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 31,978,928
Investment, Identifier [Axis]: Vanguard | Vanguard Selected Value
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Group [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 7,787,894
Investment, Identifier [Axis]: Vanguard | Vanguard Small Cap Index Fund Institutional Class
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Group [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 16,627,664
Investment, Identifier [Axis]: Vanguard | Vanguard Total Bond Market Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Group [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 14,719,509
Investment, Identifier [Axis]: Vanguard | Vanguard Total International Stock Index Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Group [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 10,962,387
Investment, Identifier [Axis]: Wasatch Funds | Wasatch Frontier Emerging Small Countries Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Wasatch Frontier Funds [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 479,935